Net loss per ordinary share (Tables)	3 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended September 30,
	2022	2021
Stock options to purchase common stock	4,519,401	4,155,125
Conversion of convertible note	2,071,264	—
	6,590,665	4,155,125